UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Larry Sarbit
Title:		President
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Larry Sarbit 			Winnipeg, Manitoba  Canada   April 15, 2009
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	15
Form 13F Information Table Value Total: $37,655

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
3/31/2009

COCA COLA CO		  	  COM		   191216100  2,609     47,070   SHS  0SOLE  NONE   47,070
DTS INC                           COM              23335C101  324       11,700   SHS  0SOLE  NONE   11,700
COLLECTORS UNIVERSE INC           COM NEW          19421R200  4,166    853,413   SHS  0SOLE  NONE   853,413
DOVER MOTORSPORTS INC             COM		   260174107  1,397    598,050   SHS  0SOLE  NONE   598,050
MICROSOFT CORP                    COM              594918104  812       35,200   SHS  0SOLE  NONE   35,200
PHILIP MORRIS INTL INC            COM              718172109  2,452     54,500   SHS  0SOLE  NONE   54,500
SCHOOL SPECIALTY INC              COM NEW          807863105  5,242    237,027   SHS  0SOLE  NONE   237,027
STAMPS COM INC                    COM              852857200  6,349    524,292   SHS  0SOLE  NONE   524,292
ITURAN LOCATION AND CONTROL       SHS              M6158M104  4,338    450,600   SHS  0SOLE  NONE   450,600
TEFRON LTD                        SHS              M87482101  404       84,610   SHS  0SOLE  NONE   84,610
ACERGY S A			  SPONS ADR	   00443E104  590       75,400	 SHS  0SOLE  NONE   75,400
COSTAR GROUP INC.		  COM              22160N109  2,067     54,340   SHS  0SOLE  NONE   54,340
EBAY INC.			  COM		   278642103  3,639    229,825   SHS  0SOLE  NONE   229,825
MSCI INC.			  CLA		   55354G100  1,446     68,000   SHS  0SOLE  NONE   68,000
TYLER TECHNOLOGIES INC.		  COM		   902252105  1,820     99,500   SHS  0SOLE  NONE   99,500
